24. Shareholders' equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 1
Number of shares	266,579,000	266,076,000
Balance of effective stock options granted	2,539,000	2,394,000	1,267,000
Maximum percentage of dilution	0.95%	0.90%